INCOME TAX EXPENSE - Reconciliation of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate
Earnings before income tax	$ 106.7	$ 84.3
Combined statutory income tax rate (as a percent)	26.50%	26.50%
Expected income tax expense	$ 28.3	$ 22.3
Increase (decrease) resulting from:
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	18.6	53.9
Accounting expenses not deductible for tax	20.5	22.1
Accounting income not subject to tax	(3.8)	(0.3)
Change in unrecognized deferred tax assets	(11.6)	23.9
Change in unrecognized deferred tax assets from impairment and asset derecognition charges	32.9	0.3
Mining and State Taxes	(3.9)	0.8
Percentage of depletion	(5.3)	(2.0)
Taxes on (recovery from) repatriation of foreign earnings	(1.0)	5.6
True-up of prior provisions to tax filings	2.2	(5.2)
Settlement of prior period taxes	0.8	(1.6)
Other	(1.6)	(4.8)
Total tax expense	$ 76.1	$ 115.0